Major Events in the Period and Events After the Period - Acquisition of the Clinical-stage Biopharmaceutical Company Versantis (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Sep. 29, 2022 EUR (€)	Sep. 19, 2022 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of net assets and liabilities of Business Combination [Line Items]
Other current tax liabilities	€ 4,906,000	€ 23,000	€ 4,906,000
Current provisions	61,000	40,000	61,000
Current trade and other payables	14,845,000	18,799,000	14,845,000
Other non-current financial assets	4,914,000	4,125,000	4,914,000
Property, plant and equipment	8,210,000	7,872,000	8,210,000	€ 9,015,000
Current trade and others receivables	15,906,000	32,707,000	15,906,000
Cash and cash equivalents	136,001,000	77,789,000	136,001,000	258,756,000			€ 171,029,000
General and administrative expense		17,741,000	16,405,000	16,153,000
Research and development expense		46,503,000	35,818,000	35,166,000
ClosingForeignExchangeRateCHFEuro	1.01554	1.07991	1.01554
ClosingForeignExchangeRateUSDEuro	0.93756	0.90498	0.93756	0.88292
Exchange Rate CHF Euro used for Versantis acquisition conversion	1.04843		1.04843
Exchange Rate USD Euro used for Versantis acquisition conversion	€ 0.9706		€ 0.9706
Closing foreign exchange rate | shares	1		1
Purchase of interests in associates		0	€ 41,525,000	€ 0
Versantis
Disclosure of net assets and liabilities of Business Combination [Line Items]
Name of acquiree			Versantis AG
Date of acquisition			Sep. 29, 2022
Cash transferred						€ 41,900,000
Net cash adjustment payment						2,900,000
Description of primary reasons for business combination			1.Consolidating GENFIT’s position as a leader in acute-on-chronic liver failure (ACLF)2.Significantly expanding GENFIT’s pipeline with VS-01-ACLF, a Phase 2 ready program based on first-in-class scavenging liposomes technology, VS-01-HAC, a pediatric program focused on Urea Cycle Disorder (UCD), and VS-02-HE, an early-stage program focused on hepatic encephalopathy (HE), and3.Combining Versantis’ expertise with GENFIT’s know-how in conducting complex development programs in liver diseases, to strengthen and accelerate research and development
Acquisition costs						€ 1,800,000
Assets (liabilities)		43,939,000
Total acquired liabilities		2,601,000			€ 4,425,000
Lease liabilities		282,000			302,000
Other current tax liabilities		33,000			63,000
Current provisions		672,000			858,000
Current trade and other payables		1,614,000			3,202,000
Total acquired assets		46,540,000			51,026,000
Other non-current financial assets		13,000			14,000
Property, plant and equipment		295,000			326,000
Intangible assets and goodwill		43,850,000			45,323,000
Other current assets		197,000			78,000
Current trade and others receivables		17,000			209,000
Cash and cash equivalents		2,168,000			5,076,000
General and administrative expense			€ 228,000
Research and development expense	€ 1,187,000
Total purchase price					€ 46,601,000
Percentage of fair value in asset value						90.00%
Versantis | Estimated
Disclosure of net assets and liabilities of Business Combination [Line Items]
Research and development expense			€ 5,833,000
Versantis | Switzerland, Francs
Disclosure of net assets and liabilities of Business Combination [Line Items]
Cash transferred						€ 40,000,000
Net cash adjustment payment						2,800,000
Additional milestone payments		€ 65,000,000				€ 65,000,000